Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,287,114	2,697,230
Machinery and equipment	719,947	1,299,553
Leasehold improvements	230,580	262,419
Vehicles	1,059,067	1,545,786
Furniture, office and electric equipment	152,973	207,953
Construction in progress	1,116,044	1,434,699

Total	4,565,725	7,447,640

Accumulated depreciation	(500,163)	(974,630)

Property and equipment, net	4,065,562	6,473,010